CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 1,715	$ 1,756
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	189	185
Amortization of deferred loan origination (fees) costs	8	(8)
Amortization of premiums on FHLB advances	(12)	(108)
Amortization of core deposit intangibles	87	131
Net gain on sale of loans	(23)	(155)
Net loss on real estate owned	67	107
Net gain on sale of equipment	(3)	0
Deferred gain on sale of real estate acquired through foreclosure	(17)	0
ESOP compensation expense	180	180
Amortization of stock benefit plans and stock options expense	0	284
Earnings on bank-owned life insurance	(90)	(90)
Provision for loan losses	139	668
Origination of loans held for sale	(875)	(3,881)
Proceeds from loans held for sale	417	4,406
Increase (decrease) in cash, due to changes in:
Accrued interest receivable	41	(20)
Prepaid expenses and other assets	50	123
Accrued interest payable	(27)	(54)
Accounts payable and other liabilities	(148)	(22)
Federal income taxes
Current	(8)	(143)
Deferred	(247)	147
Net cash provided by operating activities	1,443	3,506
Cash flows from investing activities:
Purchase of available-for-sale securities	(12,500)	(11,000)
Investment securities maturities, prepayments and calls:
Held to maturity	2,054	13,625
Available for sale	12,514	41
Loans originated for investment, net of principal collected	2,456	3,205
Proceeds from sale of real estate owned	177	294
Additions to premises and equipment, net	(163)	(121)
Net cash provided by investing activities	4,538	6,044
Cash flows from financing activities:
Net change in deposits	(5,388)	(5,029)
Payments by borrowers for taxes and insurance, net	16	136
Proceeds from Federal Home Loan Bank advances	29,000	16,000
Repayments on Federal Home Loan Bank advances	(27,184)	(22,640)
Treasury stock repurchases	(135)	(218)
Dividends paid on common stock	(1,604)	(1,112)
Net cash used in financing activities	(5,295)	(12,863)
Net increase (decrease) in cash and cash equivalents	686	(3,313)
Beginning cash and cash equivalents	5,049	8,362
Ending cash and cash equivalents	5,735	5,049
Supplemental disclosure of cash flow information:
Federal income taxes	1,090	97
Interest on deposits and borrowings	2,218	3,343
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	96	4,643
Loans disbursed upon sales of real estate acquired through foreclosure	$ 2,375	$ 686